UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: September 30, 2019

Date of reporting period: March 31, 2019

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

RWC Global Emerging Equity Fund

Semi-Annual Report	March 31, 2019

Investment Adviser:

RWC Asset Advisors (US) LLC

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary, or, if you are a direct investor, by calling 1-855-RWC-FUND.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-855-RWC-FUND. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all RWC Asset Advisors (US) LLC Funds if you invest directly with the Funds.

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2019

The Fund will file its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after period end. The Fund’s Form N-Q and Form N-PORT reports are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-RWC-FUND; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2019 (Unaudited)

SECTOR WEIGHTINGS†:

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 81.9%

	Shares	Value
Argentina — 0.3%
America Airports *	42,128	$348,399

Brazil — 5.7%
Hapvida Participacoes e Investimentos	162,797	1,288,839

Petroleo Brasileiro ADR	197,865	3,150,011

Rumo *	720,570	3,521,659

		7,960,509

Chile — 2.0%
Liberty Latin America, Cl C *	93,100	1,810,795

Sociedad Quimica y Minera de Chile ADR	26,214	1,007,666

		2,818,461

China — 16.7%
Angang Steel	1,726,085	1,262,139

Baozun ADR *	29,362	1,219,698

Bilibili ADR *	102,441	1,941,257

Brilliance China Automotive Holdings	3,348,003	3,318,169

China Mengniu Dairy	843,286	3,136,829

China National Building Material	3,851,930	3,037,401

China Taiping Insurance Holdings	870,000	2,593,392

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value
China — (continued)

CRRC	3,397,369	$3,202,636

Ctrip.com International ADR *	83,599	3,652,440

		23,363,961

Egypt — 0.7%
Commercial International Bank Egypt SAE	248,036	976,606

Ghana — 4.3%
Tullow Oil	1,893,187	5,935,405

Greece — 1.5%
Eurobank Ergasias *	1,639,998	1,307,446

National Bank of Greece *	412,912	721,422

		2,028,868

Hong Kong — 4.4%
3SBio	908,000	1,785,937

Tencent Holdings	94,500	4,345,824

		6,131,761

Hungary — 2.0%
OTP Bank	61,958	2,725,418

India — 8.2%
ACC	31,800	764,899

Cipla	227,805	1,739,243

GAIL India	351,287	1,762,900

Housing Development Finance	85,602	2,432,135

ICICI Lombard General Insurance	56,357	840,616

Motherson Sumi Systems	1,187,051	2,565,161

United Spirits *	172,175	1,376,654

		11,481,608

Kazakhstan — 1.5%
KAZ Minerals	246,381	2,097,720

Morocco — 0.2%
Vivo Energy	185,812	310,692

Panama — 1.9%
Copa Holdings, Cl A	33,412	2,693,341

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Russia — 8.2%
Sberbank of Russia PJSC ADR	483,583	$6,412,117

Yandex, Cl A *	146,261	5,022,603

		11,434,720

South Korea — 5.9%
Hotel Shilla	8,390	705,142

Hyundai Engineering & Construction	55,441	2,608,184

LG Chemical	3,690	1,189,798

Medy-Tox	2,509	1,290,187

SK Hynix	37,767	2,468,779

		8,262,090

Taiwan — 8.6%
Globalwafers	197,000	1,936,731

Hiwin Technologies	178,000	1,501,598

MediaTek	533,493	4,889,985

Taiwan Semiconductor Manufacturing	295,110	2,350,692

Win Semiconductors	181,578	1,281,394

		11,960,400

Thailand — 2.8%
CP ALL NVDR	443,745	1,045,216

Minor International NVDR	2,338,146	2,873,411

		3,918,627

United Arab Emirates — 1.8%
Emaar Properties PJSC	1,981,688	2,530,540

Vietnam — 0.4%
Hoa Phat Group JSC *	344,400	477,921

Vincom Retail JSC *	54,512	81,284

		559,205

Zambia — 4.8%
First Quantum Minerals	596,771	6,767,529

TOTAL COMMON STOCK (Cost $110,139,697)		114,305,860

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2019 (Unaudited)

EQUITY-LINKED WARRANTS — 12.3%

	Shares	Value

China — 8.9%
Hangzhou Hikvision Digital Technology, Expires 08/12/19	562,200	$2,937,461
Hangzhou Hikvision Digital Technology, Expires 09/02/19	522,489	2,723,034
Han’s Laser Technology Industry Group, Expires 09/02/19	32,103	201,312
Maanshan Iron & Steel, Expires 09/18/19	958,236	553,902
Offshore Oil Engineering, Expires 12/09/19	2,921,183	2,795,476
Ping An Insurance, Expires 09/23/19	287,900	3,298,494

		12,509,679

Switzerland — 2.4%
Han’s Laser Technology, Expires 03/20/20	526,766	3,311,857

Vietnam — 1.0%
Hoa Phat Group JSC, Expires 11/20/20	472,727	647,992
Hoa Phat Group JSC, Expires 03/31/21	113,500	157,152
Vincom Retail JSC, Expires 11/23/20	384,071	565,707

		1,370,851

TOTAL EQUITY-LINKED WARRANTS (Cost $14,949,981)		17,192,387

PREFERRED STOCK — 4.9%

Brazil — 0.7%
Lojas Americanas (A)	240,917	1,030,724

South Korea — 4.2%
Samsung Electronics (A)	181,848	5,807,409

TOTAL PREFERRED STOCK (Cost $7,120,447)		6,838,133

TOTAL INVESTMENTS— 99.1% (Cost $132,210,125)		$138,336,380

Percentages are based on Net Assets of $139,584,323.

*	Non-income producing security.
(A)	There is currently no rate available.

ADR	American Depositary Receipt
Cl	Class
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
SAE	Egyptian Joint Stock Company

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2019 (Unaudited)

The following table summarizes the inputs used as of March 31, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$348,399	$—	$—	$348,399
Brazil	7,960,509	—	—	7,960,509
Chile	2,818,461	—	—	2,818,461
China	23,363,961	—	—	23,363,961
Egypt	—	976,606	—	976,606
Ghana	5,935,405	—	—	5,935,405
Greece	2,028,868	—	—	2,028,868
Hong Kong	6,131,761	—	—	6,131,761
Hungary	2,725,418	—	—	2,725,418
India	11,481,608	—	—	11,481,608
Kazakhstan	2,097,720	—	—	2,097,720
Morocco	310,692	—	—	310,692
Panama	2,693,341	—	—	2,693,341
Russia	11,434,720	—	—	11,434,720
South Korea	8,262,090	—	—	8,262,090
Taiwan	11,960,400	—	—	11,960,400
Thailand	3,918,627	—	—	3,918,627
United Arab Emirates	—	2,530,540	—	2,530,540
Vietnam	559,205	—	—	559,205
Zambia	6,767,529	—	—	6,767,529

Total Common Stock	110,798,714	3,507,146	—	114,305,860

Equity-Linked Warrants
China	12,509,679	—	—	12,509,679
Switzerland	3,311,857	—	—	3,311,857
Vietnam	1,370,851	—	—	1,370,851

Total Equity-Linked Warrants	17,192,387	—	—	17,192,387

Preferred Stock
Brazil	1,030,724	—	—	1,030,724
South Korea	5,807,409	—	—	5,807,409

Total Preferred Stock	6,838,133	—	—	6,838,133

Total Investments in Securities	$134,829,234	$3,507,146	$—	$138,336,380

During the six-months ended March 31, 2019, securities with a total value of $976,606 were transferred from Level 1 to Level 2 as a result of MarkIT fair valuation of foreign equity securities. For the six-months ended March 31, 2019, there were transfers between Level 2 to Level 1 as a result of fair valuation of foreign securities. For the six-months ended March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at period end. As of March 31, 2019, there were no Level 3 securities.

For more information on valuation inputs see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2019 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $132,210,125)	$138,336,380
Cash and Cash Equivalents	2,040,369
Foreign Currency, at Value (Cost $243,161)	243,125
Receivable for Investment Securities Sold	3,370,445
Receivable for Capital Shares Sold	516,634
Dividend and Interest Receivable	184,594
Reclaim Receivable	480
Unrealized Appreciation on Foreign Spot Currency Contracts	133
Other Prepaid Expenses	13,188

Total Assets	144,705,348

Liabilities:
Payable for Investment Securities Purchased	4,199,697
Payable for Capital Shares Redeemed	678,541
Payable to Investment Adviser	98,149
Accrued Foreign Capital Gains Tax on Appreciated Securities	73,246
Payable to Administrator	14,290
Shareholder Servicing Fees Payable	5,647
Chief Compliance Officer Fees Payable	1,531
Unrealized Depreciation on Foreign Spot Currency Contracts	51
Other Accrued Expenses and Other Payables	49,873

Total Liabilities	5,121,025

Net Assets	$139,584,323

Net Assets Consist of:
Paid-in Capital	$147,228,824
Total Distributable Loss	(7,644,501)

Net Assets	$139,584,323

Institutional Class Shares:
Net Assets	$37,089,228
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	3,131,243
Net Asset Value, Offering and Redemption Price Per Share - Institutional Class Shares	$11.84

Class I Shares:
Net Assets	$102,495,095
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	8,661,707
Net Asset Value, Offering and Redemption Price Per Share - Class I Shares	$11.83

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND FOR THE SIX MONTHS ENDED MARCH 31, 2019 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$443,061
Interest	12,129
Less: Foreign Taxes Withheld	(57,967)

Total Investment Income	397,223

Expenses:
Investment Advisory Fees (Note 5)	594,365
Administration Fees (Note 4)	79,249
Shareholder Serving Fees, Class I Shares (Note 4)	48,316
Trustees’ Fees	7,109
Chief Compliance Officer Fees (Note 3)	2,839
Custodian Fees (Note 4)	64,305
Transfer Agent Fees (Note 4)	35,193
Professional Fees	31,201
Registration and Filing Fees	17,256
Printing Fees	7,450
Other Expenses	15,615

Total Expenses	902,898

Less:
Waiver of Investment Advisory Fees (Note 5)	(28,985)

Net Expenses	873,913

Net Investment Loss	(476,690)

Net Realized Loss on:
Investments	(9,402,718)
Foreign Currency Transactions	(25,384)

Net Realized Loss	(9,428,102)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	10,887,282
Foreign Capital Gains Tax on Appreciated Securities	(22,898)
Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(1,838)

Net Change in Unrealized Appreciation (Depreciation)	10,862,546

Net Realized and Unrealized Gain on Investments, Foreign Capital Gains Tax on Appreciated Securities, and Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	1,434,444

Net Increase in Net Assets Resulting from Operations	$957,754

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Operations:
Net Investment Income (Loss)	$(476,690)	$116,437
Net Realized Loss on Investments and Foreign Currency Transactions	(9,428,102)	(3,504,892)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Foreign Capital Gains Tax on Appreciated Securities, Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	10,862,546	(9,434,801)

Net Increase (Decrease) in Net Assets Resulting From Operations	957,754	(12,823,256)

Distributions:(1)
Institutional Class Shares	(39,354)	(623,490)
Class I Shares	(59,762)	(910,950)

Total Distributions	(99,116)	(1,534,440)

Capital Share Transactions:(2)
Institutional Class Shares
Issued	5,396,441	20,543,788
Reinvestment of Distributions	39,354	623,490
Redeemed	(10,969,501)	(1,814,468)

Net Institutional Class Shares Transactions	(5,533,706)	19,352,810

Class I Shares
Issued	14,699,768	68,461,662
Reinvestment of Distributions	57,476	868,907
Redeemed	(15,800,599)	(19,195,156)

Net Class I Shares Transactions	(1,043,355)	50,135,413

Net Increase (Decrease) in Net Assets From Capital Share Transactions	(6,577,061)	69,488,223

Total Increase (Decrease) in Net Assets	(5,718,423)	55,130,527

Net Assets:
Beginning of Year/Period	145,302,746	90,172,219

End of Year/Period(3)	$139,584,323	$145,302,746

(1)	Current period presentation of distributions conform with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification (see Note 11).
(2)	For share transactions, see Note 7 in the Notes to Financial Statements.
(3)	Includes undistributed net investment income of $98,828 in 2018. The SEC eliminated the requirement to disclose undistributed net investment income on November 5, 2018.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

	Institutional Class Shares
	Six-Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Period Ended September 30, 2017(1)
Net Asset Value, Beginning of Year/Period	$11.67	$13.13	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)*	(0.04)	0.02	0.04
Net Realized and Unrealized Gain (Loss)	0.22	(1.28)	3.09

Total from Investment Operations	0.18	(1.26)	3.13

Dividends and Distributions:
Net Investment Income	(0.01)	(0.05)	—
Capital Gains	—	(0.15)	—

Total Dividends and Distributions	(0.01)	(0.20)	—

Net Asset Value, End of Year/Period	$11.84	$11.67	$13.13

Total Return†	1.69%	(9.77)%	31.30%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$37,089	$43,464	$30,621
Ratio of Expenses to Average Net Assets (Including Waivers and Reimbursements)	1.25% ††	1.25%	1.23%††(2)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.29% ††	1.33%	2.95%	††
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.67)% ††	0.17%	0.42%	††
Portfolio Turnover Rate	48%‡	91%	47%‡

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	The Fund commenced operations on December 30, 2016.
(2)	Ratio reflects the impact of the initial low level of net assets associated with commencement of operations. Under normal asset levels, the ratio would have been 1.25%.

Amount designated as “–” is zero or has been rounded to zero.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

	Class I Shares^
	Six-Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Period Ended September 30, 2017(1)
Net Asset Value, Beginning of Year/Period	$11.65		$13.13	$13.03

Income (Loss) from Investment Operations:
Net Investment Income (Loss)*	(0.04)		0.01	(0.01)
Net Realized and Unrealized Gain (Loss)	0.23		(1.29)	0.11

Total from Investment Operations	0.19		(1.28)	0.10

Dividends and Distributions:
Net Investment Income	(0.01)		(0.05)	—
Capital Gains	—		(0.15)	—

Total Dividends and Distributions	(0.01)		(0.20)	—

Net Asset Value, End of Year/Period	$11.83		$11.65	$13.13

Total Return†	1.61%		(9.96)%	0.77%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$102,495		$101,839	$59,552
Ratio of Expenses to Average Net Assets (Including Waivers and Reimbursements)	1.35%	††	1.33%	1.37%	††(2)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.39%	††	1.41%	1.88%	††
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.74)%	††	0.05%	(0.64)%	††
Portfolio Turnover Rate	48%‡		91%	47%‡

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
^	Class I Shares commenced operations on September 8, 2017.
(1)	The Fund commenced operations on December 30, 2016.
(2)	Ratio reflects the impact of the initial low level of net assets associated with commencement of operations. Under normal asset levels, the ratio would have been 1.40%.

Amount designated as “–” is zero or has been rounded to zero.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2019 (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 28 funds. The financial statements herein are those of the RWC Global Emerging Equity Fund (the “Fund”). The investment objective of the Fund is to seek long-term capital appreciation. The Fund is classified as a diversified investment company. RWC Asset Advisors (US) LLC serves as the Fund’s investment adviser (the “Adviser”). The Fund currently offers Class N Shares, Class I Shares and Institutional Class Shares. The Fund commenced operations on December 30, 2016. Currently the Fund offers Class N Shares, Class I Shares, and Institutional Class Shares. As of March 31, 2019, only Class I and the Institutional Class have outstanding shares. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2019 (UNAUDITED)

provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

The Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2019 (UNAUDITED)

day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

If a local market in which the Fund own securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six-months ended March 31, 2019, there have been no significant changes to the Fund’s fair valuation methodology.

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2019 (UNAUDITED)

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six-months ended March 31, 2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period the Fund did not incur any significant interest or penalties.

Foreign Taxes — The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. The Fund has accrued foreign tax in the amount of $73,246 presented on the Statement of Assets and Liabilities.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2019 (UNAUDITED)

valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Cash and Cash Equivalents — Idle cash may be swept into various time deposit accounts and is classified as cash equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Equity-Linked Warrants — The Fund may invest in equity-linked and index-linked warrants. Equity-linked warrants provide a way for investors to access markets where entry is difficult or costly. A Fund purchases the equity-linked and index-linked warrants from a broker, who in turn is expected to purchase shares in the local market and issue a call warrant hedged on the underlying holdings. If the Fund exercises its call and closes its position, the shares are expected to be sold and the warrant redeemed with the proceeds. Each warrant typically represents one share of the underlying stock or basket of stocks representing the index. Therefore, the price, performance and liquidity of the warrant are all linked to the underlying stock or index, less transaction costs. Equity-linked warrants are generally valued at the closing price of the underlying securities, then adjusted for stock dividends declared by the underlying securities. In addition to the market risk related to the underlying holdings, the Fund bears additional counterparty risk with respect to the issuing broker. A Fund may also purchase warrants, issued by banks and other financial institutions, whose values are based on the values from time to time of one or more securities indices.

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2019 (UNAUDITED)

Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. The Fund may also engage in currency transactions to enhance the Fund’s returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There were no open forward foreign currency contracts as of March 31, 2019.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of the Administrator, a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the (“CCO”) and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six-months ended March 31, 2019, the Fund paid $79,249 for these services.

The Fund has adopted the Distribution Plan (the “Plan”) for the Class N Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund’s average daily net assets attributable to Class N Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2019 (UNAUDITED)

banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the Financial Industry Regulatory Authority (“FINRA”) rules concerning sales charges. For the six-months ended March 31, 2019, no such fees were incurred.

The Fund has adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee of up to 0.15% of average daily net assets of the Class N Shares and Class I Shares of the Fund will be paid to other service providers. Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Fund for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Fund that are serviced by the financial representative. Such fees are paid by the Fund to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Fund’s transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the Adviser. For the six-months ended March 31, 2019, the Fund paid $48,316 for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. For the six-months ended March 31, 2019, the Fund paid $64,305 for these services.

DST Systems, Inc., serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. For the six-months ended March 31, 2019, the Fund paid $35,193 for these services.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee computed daily at an annual rate of 0.90% of the Fund’s average daily net assets.

The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, distribution fees, shareholder servicing fees, other expenditures which

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2019 (UNAUDITED)

are capitalized in accordance with generally accepted accounting principles, acquired fund fee expenses and non-routine expenses) from exceeding 1.25% of the average daily net assets of each of the Fund’s share classes until January 29, 2020 (the “Expense Limitation”). The Adviser may recover all or a portion of its fee reductions or expense reimbursements, up to the expense cap in place at the time the expenses were waived, within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s total annual fund operating expenses are below the Expense Limitation. This agreement may be terminated by the Board for any reason at any time, or by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on January 29, 2020. As of March 31, 2019, the fees which were previously waived and reimbursed to the Fund by the Adviser which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived and reimbursed to the Fund, to the Adviser were $266,130, $86,622 and $28,985 expiring in 2020, 2021 and 2022, respectively.

6. Investment Transactions:

For the six-months ended March 31, 2019, the Fund made purchases of $63,966,894 and sales of $72,608,648 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. Capital Share Transactions:

Capital share transactions were as follows:

	Six-Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Institutional Class Shares
Issued	461,177	1,486,291
Reinvestment of Distributions	3,928	46,095
Redeemed	(1,059,767)	(138,574)

Total Institutional Class Shares Transactions	(594,662)	1,393,812

Class I Shares
Issued	1,354,031	5,574,633
Reinvestment of Distributions	5,742	64,302
Redeemed	(1,439,188)	(1,434,737)

Total Class I Shares Transactions	(79,415)	4,204,198

Net Increase (Decrease) in Shares Outstanding From Share Transactions	(674,077)	5,598,010

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2019 (UNAUDITED)

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing book and tax treatments for foreign currency transactions and investments in passive foreign investment companies.

The tax character of dividends and distributions paid during the years or periods ended September 30, 2018 and 2017 were as follows:

	Ordinary Income	Total
2018	$1,534,440	$1,534,440
2017	—	—

As of September 30, 2018, the components of Accumulated Losses on a tax basis were as follows:

Undistributed Ordinary Income	$98,828
Post October Losses	(1,305,637)
Unrealized Depreciation	(7,296,330)

Total Accumulated Losses	$(8,503,139)

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (including foreign currency) by the Fund at March 31, 2019, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$132,210,125	$12,826,258	$ (6,700,003)	$6,126,255

9. Concentration of Shareholders:

At March 31, 2019, the percentage of total shares outstanding, held by shareholders owning 10% or greater of the aggregate total shares outstanding, for each share class, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
Institutional Class Shares	3	93%
Class I Shares	1	52%

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2019 (UNAUDITED)

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. Concentration of Risks:

As with all management investment companies, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”) and ability to meet its investment objective.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign Company Risk – Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging and Frontier Markets Securities Risk – The Fund’s investments in emerging or frontier markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging and frontier markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging and frontier market countries may

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2019 (UNAUDITED)

consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Foreign Currency Risk – As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Risk of Investing in China – The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests.

Small- and Mid-Capitalization Company Risk – The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small and medium-sized companies may pose additional risks, including liquidity risk, because these companies may have limited product lines,

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2019 (UNAUDITED)

markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Private Placements Risk – Investment in privately placed securities may be less liquid than investments in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Convertible Securities Risk – The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Rights and Warrants Risk – Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

Risks of Investing in Other Investment Companies – To the extent that the Fund invests in other investment companies, such as open-end funds, closed-end funds and ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

Because ETFs and certain closed-end funds are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in ETFs and certain closed-end funds are also

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subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of ETF and certain closed-end fund shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect Fund performance.

Derivatives Risk – The Fund’s use of equity-linked notes and swaps for all purposes, including speculative purposes, is subject to market risk, correlation risk, credit risk, valuation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Liquidity risk is described below. The Fund’s use of swaps is also subject to leverage risk. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Liquidity Risk – Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Investment Style Risk – The Fund pursues a “growth style” of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes will have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock prices. Over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

11. Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statements of Assets and Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statements of Changes in Net Assets. The amounts presented in the current Statements of Changes in Net Assets represent the

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aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately. The disaggregated amounts from the prior fiscal year are broken out below if there were both distributions from net investment income and realized capital gains. Otherwise, the amount on the current Statements of Changes in Net Assets for the prior fiscal year end represents distributions of net investment income:

	Net Investment Income	Distributions from Capital Gains
Institutional Class Shares	(166,061)	(457,429)
Class I Shares	(225,113)	(685,837)
Total Distributions	(391,174)	(1,143,266)

12. New Accounting Pronouncements:

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

13. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of March 31, 2019.

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2019

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2018 to March 31, 2019.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2019

DISCLOSURE OF FUND EXPENSES (Unaudited)

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/01/18	Ending Account Value 3/31/19	Annualized Expense Ratios	Expenses Paid During Period*
RWC Global Emerging Equity Fund — Institutional Class Shares
Actual Portfolio Return	$1,000.00	$1,016.90	1.25%	6.29

Hypothetical 5% Return	1,000.00	1,018.70	1.25	6.29
RWC Global Emerging Equity Fund — Class I Shares
Actual Portfolio Return	$1,000.00	$1,016.10	1.35%	$6.79

Hypothetical 5% Return	1,000.00	1,018.20	1.35	6.79
*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

RWC Global Emerging Equity Fund

P.O. Box 219009

Kansas City, MO 64121-9009

1-855-RWC-FUND

Investment Adviser:

RWC Asset Advisors (US) LLC

2640 South Bayshore Drive, Suite 201

Miami, Florida 33133

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

RWC-SA-001-0300

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act, as amended (17 CFR § 270.30a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) A copy of the Registrant’s Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: June 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: June 6, 2019

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller, and CFO
Date: June 6, 2019

*	Print the name and title of each signing officer under his or her signature.